Consolidated Statements Of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Revenues:
Net sales	$ 482,229	$ 473,076	$ 465,604
Membership and other income	3,422	3,218	3,047
Total revenues	485,651	476,294	468,651
Costs and expenses:
Cost of sales	365,086	358,069	352,297
Operating, selling, general and administrative expenses	93,418	91,353	88,629
Operating income	27,147	26,872	27,725
Interest:
Debt	2,161	2,072	1,977
Capital leases	300	263	272
Interest income	(113)	(119)	(186)
Interest, net	2,348	2,216	2,063
Income from continuing operations before income taxes	24,799	24,656	25,662
Provision for income taxes:
Current	8,504	8,619	7,976
Deferred	(519)	(514)	(18)
Total provision for income taxes	7,985	8,105	7,958
Income from continuing operations	16,814	16,551	17,704
Income from discontinued operations, net of income taxes	285	144	52
Consolidated net income	17,099	16,695	17,756
Less consolidated net income attributable to noncontrolling interest	(736)	(673)	(757)
Consolidated net income attributable to Walmart	$ 16,363	$ 16,022	$ 16,999
Basic net income per common share:
Basic income per common share from continuing operations attributable to Walmart	$ 5.01	$ 4.87	$ 5.03
Basic income per common share from discontinued operations attributable to Walmart	$ 0.06	$ 0.03	$ 0.01
Basic net income per common share attributable to Walmart	$ 5.07	$ 4.90	$ 5.04
Diluted net income per common share:
Diluted income per common share from continuing operations attributable to Walmart	$ 4.99	$ 4.85	$ 5.01
Diluted income per common share from discontinued operations attributable to Walmart	$ 0.06	$ 0.03	$ 0.01
Diluted net income per common share attributable to Walmart	$ 5.05	$ 4.88	$ 5.02
Weighted-average common shares outstanding:
Basic	3,230	3,269	3,374
Diluted	3,243	3,283	3,389
Dividends declared per common share	$ 1.92	$ 1.88	$ 1.59